Income Taxes - Summary Of Deferred Income Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Deferred Income Tax Assets [abstract]
Deferred income tax assets	$ 35,903	$ 26,054
Deferred Income Tax Liabilities [abstract]
Deferred income tax liabilities	(4,564)	(3,775)
Deferred tax assets, net	31,339	22,279
Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	35,903	26,054
Deferred Income Tax Liabilities [Member]
Deferred Income Tax Liabilities [abstract]
Deferred income tax liabilities	(4,564)	(3,775)
Deferred tax assets, net	31,339	22,279
Deferred revenue [member] | Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	19,240	16,466
ITCs [member] | Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	5,676	5,222
ITCs [member] | Deferred Income Tax Liabilities [Member]
Deferred Income Tax Liabilities [abstract]
Deferred income tax liabilities	(1,555)	(1,105)
Lease liability [member] | Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	3,139	2,615
Operating loss carry forwards [member] | Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	958	786
Property and equipment [member] | Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	246	266
Share-based payment [member] | Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	5,548	699
Share issuance costs [member] | Deferred Income Tax Assets [Member]
Deferred Income Tax Assets [abstract]
Deferred income tax assets	1,096	0
ROU asset [member] | Deferred Income Tax Liabilities [Member]
Deferred Income Tax Liabilities [abstract]
Deferred income tax liabilities	(2,642)	(2,373)
Goodwill [member] | Deferred Income Tax Liabilities [Member]
Deferred Income Tax Liabilities [abstract]
Deferred income tax liabilities	(297)	(297)
Unrealized Gain Or Loss On Cash Flow Hedge [Member] | Deferred Income Tax Liabilities [Member]
Deferred Income Tax Liabilities [abstract]
Deferred income tax liabilities	$ (70)	$ 0